Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 2,644	€ 2,554	€ 1,993
Cards	1,891	1,872	1,355
By collection and return of effects	24	18	16
Other fees assigned	729	664	622
Other commissions paid	1,620	1,523	1,317
Brokerage fees on lending and deposit transactions	105	77	60
Sales of insurance and pension funds	358	340	341
Other fees and commissions	1,157	1,106	916
Total commission expense	€ 4,264	€ 4,077	€ 3,310